Inventories - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [line items]
Cost of inventories recognized as expense during period	$ 36,600	$ 42,800
Refined Products
Disclosure of inventories [line items]
Inventory write-downs	$ 0	$ 0